Subsequent Events - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 01, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Straight-line rent receivable		$ 7,158,000	$ 6,660,000	$ 6,674,000
Lessor, operating lease, description		As of March 31, 2021, the Company leased or subleased 20 facilities (12 owned by the Company and eight leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments, as applicable. The weighted average remaining lease term for our facilities is approximately 6.3 years.	As of December 31, 2020, the Company leased or subleased 21 facilities (12 owned by the Company and nine leased to the Company), to third-party tenants on a triple net basis, meaning that the lessee (i.e., the third-party tenant of the property) is obligated under the lease or sublease, as applicable, for all costs of operating the property, including insurance, taxes and facility maintenance, as well as the lease or sublease payments to the Company, as applicable. The weighted average remaining lease term for our facilities is 6.5 years.
Wellington Lease Termination
Subsequent Event [Line Items]
Transition Date			Jan. 01, 2021
Wellington Lease Termination
Subsequent Event [Line Items]
Transition Date		Jan. 01, 2021
Bed Taxes		$ 1,000,000	$ 1,700,000
Percentage of anticipated annual revenue			23.00%
Estimated allowance of rent receivable			$ 1,400,000
Straight-line rent receivable			2,700,000
Rent collected			3,000,000
Rent arrears already collected		$ 1,300,000	$ 1,300,000
Wellington Lease Termination | Subsequent Event
Subsequent Event [Line Items]
Bed Taxes	$ 1,700,000
P S Sublease | Powder Springs Facility
Subsequent Event [Line Items]
Lessor, operating lease, description		The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.	The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.
Lessor, operating lease, lease payment terms and description		For the first six months, the base rent under the PS Sublease will equal the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR; however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.	For the first six months, the base rent under the PS Sublease will equal the Adjusted EBITDAR (as defined in the PS Sublease) of PS Operator to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR; however, beginning with month thirteen the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month
Leases expiration date	Aug. 01, 2027		Aug. 01, 2027
Minimum required monthly average adjusted cash floes of counterparty for non-termination of sublease	80.00%		80.00%
Maximum expected base rent per month beginning with month thirteen	$ 150,000		$ 150,000
Expected base rent per month beginning with month twenty five	140,000		140,000
Maximum adjusted EBITDAR for counterparty to not pay any base rent	0		0
Conditional reimbursement of base rent to counterparty, maximum adjusted EBITDAR	0		0
Minimum required monthly average adjusted cash flows of counterparty for non-termination of sublease	$ 100,000		$ 100,000
Vero Management Agreement | Subsequent Event | Tara
Subsequent Event [Line Items]
Monthly Management Fee Equivalent Percentage Of Adjusted Gross Revenues	5.00%